MASSMUTUAL SELECT FUNDS

Supplement dated December 1, 2006 to the

Prospectus dated March 31, 2006

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Important information about the Focused Value Fund:

Effective immediately, MassMutual will gradually change the allocation of assets between the Fund’s two sub-advisers, Harris and Cooke & Bieler, with the ultimate goal of removing Cooke & Bieler as co-sub-adviser to the Fund. This action is intended to bring the Fund back to its original roots as a concentrated portfolio of securities that span the stock capitalization range, managed solely by Harris. While the investment objective of the Fund will not change, the removal of Cooke & Bieler may increase the volatility of the Fund because the Fund will ultimately hold fewer securities. Neither the Management Fees nor the Total Fund Expenses are expected to change due to this sub-adviser change.

The following information replaces the information for Christine Sanford found under “Massachusetts Mutual Life Insurance Company” in the section titled About the Investment Adviser and Sub-Advisers:

In addition to Ms. Bushard, the regular members of MassMutual’s Asset Allocation Committee include Bruce Picard Jr., CFA and Frederick (Rick) Schulitz. Mr. Schulitz joined MassMutual in 2006 as an Investment Consultant. Prior to joining MassMutual, Mr. Schulitz held Director positions at Prudential Retirement and ING, covering retirement and investment marketing, communications and strategic alliances.

The following information replaces the information for Floyd J. Bellman found in the section titled About the Investment Adviser and Sub-Advisers:

Michael J. Mangan

assists Mr. Levy in the day-to-day management of a portion of the Focused Value Fund. Mr. Mangan, a Chartered Financial Analyst and Certified Public Accountant with over 17 years of investment experience, is a partner of Harris and joined the firm in 1997.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M-06-4

MASSMUTUAL SELECT FUNDS

Supplement dated December 1, 2006 to the

Statement of Additional Information dated March 31, 2006

This supplement provides new and additional information beyond that contained in the Statement of Additional Information. It should be retained and read in conjunction with the Statement of Additional Information and any previous supplements.

The following information replaces the information for Floyd J. Bellman beginning on page B-212 in the section titled Appendix C—Additional Portfolio Manager Information:

The following table provides information relating to other accounts managed by Michael J. Mangan as of October 31, 2006.

Fund	Name of Portfolio Manager	Registered Investment Companies (other than Mass Mutual Funds)		Other Pooled Investment Vehicles		Other Accounts
		Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Mass Mutual Select Focused Value	Michael J. Mangan	9	$1,511,803,178	3	$155,428,007	153	$2,600,000,000

Mr. Mangan does not own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-06-4

COVER LETTER

November 29, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	MassMutual Select Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, is (i) a supplement, dated December 1, 2006, to the Prospectus dated March 31, 2006, and (ii) a supplement, dated December 1, 2006, to the Statement of Additional Information dated March 31, 2006.

Please address any comments or questions to the undersigned at (413) 744-7218.

Very truly yours,

/s/ Andrew M. Goldberg
Andrew M. Goldberg
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company